MFA 2022-NQM2 Trust ABS-15G

Exhibit 99.9

Client Name:
Client Project Name:	MFA 2022-NQM2
Start - End Dates:	6/26/2019 - 12/28/2021
Deal Loan Count:	112

Conditions Report 2.0

Loans in Report:	112
Loans with Conditions:	73

34 - Total Active Conditions
34 - Non-Material Conditions
25 - Credit Review Scope
3 - Category: Application
1 - Category: Assets
14 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
6 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: FEMA
7 - Compliance Review Scope
1 - Category: Documentation
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
2 - Category: TILA
2 - Category: TILA/RESPA Integrated Disclosure
84 - Total Satisfied Conditions

11 - Credit Review Scope
5 - Category: Application
1 - Category: Assets
1 - Category: Income/Employment
3 - Category: Insurance
1 - Category: Legal Documents
59 - Property Valuations Review Scope
47 - Category: Appraisal
2 - Category: FEMA
10 - Category: Value
14 - Compliance Review Scope
1 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
1 - Category: Right of Rescission
7 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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